Intangible Assets and Goodwill - Amortiation expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Intangible Assets and Goodwill
2021	$ (105,453)
2022	(97,779)
2023	(88,461)
2024	(78,379)
2025	$ (61,679)